Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings per Share
Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2019	June 30, 2018
	(in thousands)
Numerator:
Net income	$30,138	$5,838

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	14,939	7,843
Effect of dilutive securities:
Share based compensation	375	—
Diluted weighted average common shares outstanding	15,314	7,843

	Six months ended
	June 30, 2019	June 30, 2018
	(in thousands)
Numerator:
Net income	$63,581	$20,830

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	14,939	7,843
Effect of dilutive securities:
Share based compensation	337	—
Diluted weighted average common shares outstanding	15,276	7,843